Document and Entity Information Document	Jan. 20, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jan. 20, 2022
Document Period End Date	Jan. 20, 2022
Amendment Flag	false
Entity Registrant Name	Indigenous Roots Corp.
Entity Address, Address Line One	41 Puget Drive,
Entity Address, City or Town	Steilacoom
Entity Address, State or Province	WA
Entity Address, Country	US
Entity Address, Postal Zip Code	98388
Entity Incorporation, State Country Name	NV
City Area Code	250
Local Phone Number	601-1010
Entity File Number	000-55873
Entity Central Index Key	0001373690
Entity Emerging Growth Company	false
Entity Tax Identification Number	20-5243308
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false